Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Aug. 06, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 14, 2024	Dec. 21, 2023
Subsequent Event [Line Items]
Treasury stock, shares, acquired (in shares)		5,484,838	1,932,418	6,923,116	2,290,020
Treasury stock, value, acquired, cost method		$ 88.7	$ 33.7	$ 110.8	$ 38.7
Weighted average price per share, inclusive of commissions (in dollars per share)		$ 16.17	$ 17.43	$ 16.01	$ 16.89
Stock repurchase program, authorized amount						$ 200.0	$ 50.0
Common stock, dividends, per share, declared (in dollars per share)		$ 0.10	$ 0.10	$ 0.20	$ 0.20
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 200.0
Dividends payable, amount per share (in dollars per share)	$ 0.15
Common stock, dividends, per share, declared (in dollars per share)	$ 0.15